Preferred Shares and Ordinary A Shares (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ₪ / shares	Oct. 13, 2021 $ / shares	Mar. 25, 2021 $ / shares	Dec. 31, 2020 $ / shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 ₪ / shares	Sep. 30, 2020 $ / shares
Preferred Shares and Ordinary A Shares (Details) [Line Items]
Interest rate	12.00%
Price per share rate	8.00%
Issued rate	50.00%
Outstanding rate	50.00%
Pre-money valuation	$ 369,089.000
Gross proceed	$ 16,000,000
Ordinary shares vote	one
Warrants (in Shares) | shares						14,838
Total consideration						$ 1,092,000
Issuance expenses	$ 806,000					$ 3,000
Warrant issuance expenses	$ 286,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share) | $ / shares	$ 36.91		$ 0.01	$ 36.909	$ 36.91			$ 36.91
Warrant [Member]
Preferred Shares and Ordinary A Shares (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share) | $ / shares	$ 36.9
Preferred A Shares [Member]
Preferred Shares and Ordinary A Shares (Details) [Line Items]
Exercisable warrants (in Shares) | shares	14,838					29,667
Preferred shares par value (in New Shekels per share) | ₪ / shares		₪ 0.01					₪ 0.01